                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2004

  1    William Blair Funds
       222 West Adams Street
       Chicago, IL 60606

  2                            X

  3    811-5344

  4(a) December 31, 2004

  4(b)

  4(c)

  5

                  (i)                    $4,032,944,375

                 (ii)   $2,638,588,704

                (iii)                0

                 (iv)                0   $2,638,588,704

                  (v)                    $1,394,355,671

                 (vi)                0

                (vii)                           0.01177%

               (viii)                    $   164,115.66

  6    Not applicable

  7

  8

  9          X          wire transfer

 by    Terence M. Sullivan
       Treasurer

       February 18, 2005

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                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2004

Sales                                                Shares          Amount
-----                                            -------------   --------------
Growth Fund                                          3,545,865   $   35,193,499

Ready Reserves Fund                              1,678,077,219   $1,678,077,219

Income  Fund                                         9,090,274   $   93,502,944

International Growth Fund                           59,086,676   $1,143,395,437

Value Discovery Fund                                 2,476,468   $   58,405,216

Tax-Managed Growth Fund                                 28,751   $      246,165

Large Cap Growth Fund                                  275,452   $    1,655,392

Small Cap Growth Fund                               10,833,613   $  260,028,940

Institutional International Growth Fund             43,025,724   $  597,276,701

Small-Mid Cap Growth Fund                            2,041,810   $   21,231,145

International Equity Fund                            1,557,526   $   16,380,228

Institutional International Equity Fund              2,684,902   $   27,000,000

                                                 -------------   --------------
Total                                            1,812,724,280   $3,932,392,886
                                                 =============   ==============

Reinvestments                                            Shares        Amount
-------------                                          ----------   ------------
Growth Fund                                                     0   $          0

Ready Reserves Fund                                     8,903,729   $  8,903,729

Income Fund                                               985,294   $ 10,084,907

International Growth Fund                                 101,371   $  2,160,622

Value Discovery Fund                                    1,151,123   $ 25,639,257

Tax-Managed Growth Fund                                         0   $          0

Large Cap Growth Fund                                           0   $          0

Small Cap Growth Fund                                   2,111,296   $ 53,276,417

Institutional International Growth Fund                    31,677   $    486,557

Small-Mid Cap Growth Fund                                       0   $          0

International Equity Fund                                       0   $          0

Institutional International Equity Fund                         0   $          0

                                                       ----------   ------------
Total                                                  13,284,490   $100,551,489
                                                       ==========   ============

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2004

Total sales and reinvestments                         Shares          Amount
-----------------------------                     -------------   --------------
Growth Fund                                           3,545,865   $   35,193,499

Ready Reserves Fund                               1,686,980,948   $1,686,980,948

Income Fund                                          10,075,568   $  103,587,851

International Growth Fund                            59,188,047   $1,145,556,059

Value Discovery Fund                                  3,627,591   $   84,044,473

Tax-Managed Growth Fund                                  28,751   $      246,165

Large Cap Growth Fund                                   275,452   $    1,655,392

Small Cap Growth Fund                                12,944,909   $  313,305,357

Institutional International Growth Fund              43,057,401   $  597,763,258

Small-Mid Cap Growth Fund                             2,041,810   $   21,231,145

International Equity Fund                             1,557,526   $   16,380,228

Institutional International Equity Fund               2,684,902   $   27,000,000
                                                  -------------   --------------
                                                  1,826,008,770   $4,032,944,375
                                                  =============   ==============

Redemptions (net of any redemption fee)               Shares          Amount
---------------------------------------           -------------   --------------
Growth Fund                                           6,056,569   $   60,798,685

Ready Reserves Fund                               1,748,986,295   $1,748,986,295

Income Fund                                           6,598,919   $   67,706,434

International Growth Fund                            25,336,785   $  487,197,475

Value Discovery Fund                                  3,252,361   $   75,993,105

Tax-Managed Growth Fund                                 194,935   $    1,650,785

Large Cap Growth Fund                                   180,000   $    1,079,058

Small Cap Growth Fund                                 6,785,078   $  158,022,078

Institutional International Growth Fund               1,991,354   $   28,230,613

Small-Mid Cap Growth Fund                               112,292   $    1,178,401

International Equity Fund                               704,811   $    7,745,775

Institutional International Equity Fund                       0   $            0
                                                  -------------   --------------
                                                  1,800,199,399   $2,638,588,704
                                                  =============   ==============

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2004

Net sales and reinvestments                          Shares          Amount
---------------------------                        -----------   --------------
Growth Fund                                         (2,510,704)    ($25,605,186)

Ready Reserves Fund                                (62,005,347)    ($62,005,347)

Income  Fund                                         3,476,649   $   35,881,417

International Growth Fund                           33,851,262   $  658,358,584

Value Discovery Fund                                   375,230   $    8,051,368

Tax-Managed Growth Fund                               (166,184)     ($1,404,620)

Large Cap Growth Fund                                   95,452   $      576,334

Small Cap Growth Fund                                6,159,831   $  155,283,279

Institutional International Growth Fund             41,066,047   $  569,532,645

Small-Mid Cap Growth Fund                            1,929,518   $   20,052,744

International Equity Fund                              852,715   $    8,634,453

Institutional International Equity Fund              2,684,902   $   27,000,000
                                                   -----------   --------------
                                                    25,809,371   $1,394,355,671
                                                   ===========   ==============